SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Parenthetical) - USD ($)	1 Months Ended
	Mar. 31, 2024	Jul. 31, 2022
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Promissory note	$ 69,763	$ 575,000